UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

470 Park Avenue South,

New York, NY 10016

(Address of principal executive offices)

(914) 703-6904

(Registrant’s telephone number, including area code)

Jay Kesslen

Horizon Kinetics, LLC

470 Park Avenue South

New York, NY 10016

(Name and address of agent for service of process)

(914) 703-6904

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 through June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CRR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22299
Reporting Period: 07/01/2017 - 06/30/2018
RENN Fund, Inc.

============================= The RENN Fund, Inc. ==============================

BITCOIN INVESTMENT TRUST

Ticker:       GBTC           Security ID:  09173T108
Meeting Date: OCT 24, 2017   Meeting Type: Written Consent
Record Date:  OCT 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend the Third Amended and Restated    For       For          Management
      Declaration of Trust and Trust
      Agreement of the Trust

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CBOE GLOBAL MARKETS INC.

Ticker:       CBOE           Security ID:  12503M108
Meeting Date: MAY 17, 2018   Meeting Type: Annual
Record Date:  MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Edward T. Tilly          For       For          Management
1.2   Elect Director Frank E. English, Jr.    For       For          Management
1.3   Elect Director William M. Farrow, III   For       For          Management
1.4   Elect Director Edward J. Fitzpatrick    For       For          Management
1.5   Elect Director Janet P. Froetscher      For       For          Management
1.6   Elect Director Jill R. Goodman          For       For          Management
1.7   Elect Director Roderick A. Palmore      For       For          Management
1.8   Elect Director James E. Parisi          For       For          Management
1.9   Elect Director Joseph P. Ratterman      For       For          Management
1.10  Elect Director Michael L. Richter       For       For          Management
1.11  Elect Director Jill E. Sommers          For       For          Management
1.12  Elect Director Carole E. Stone          For       For          Management
1.13  Elect Director Eugene S. Sunshine       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Qualified Employee Stock        For       For          Management
      Purchase Plan
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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CME GROUP INC.

Ticker:       CME            Security ID:  12572Q105
Meeting Date: MAY 09, 2018   Meeting Type: Annual
Record Date:  MAR 12, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Terrence A. Duffy        For       For          Management
1b    Elect Director Timothy S. Bitsberger    For       For          Management
1c    Elect Director Charles P. Carey         For       For          Management
1d    Elect Director Dennis H. Chookaszian    For       For          Management
1e    Elect Director Ana Dutra                For       For          Management
1f    Elect Director Martin J. Gepsman        For       For          Management
1g    Elect Director Larry G. Gerdes          For       For          Management
1h    Elect Director Daniel R. Glickman       For       For          Management
1i    Elect Director Deborah J. Lucas         For       For          Management
1j    Elect Director Alex J. Pollock          For       For          Management
1k    Elect Director Terry L. Savage          For       For          Management
1l    Elect Director William R. Shepard       For       For          Management
1m    Elect Director Howard J. Siegel         For       For          Management
1n    Elect Director Dennis A. Suskind        For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By:	/s/ Jay Kesslen
Jay Kesslen
Vice President, Chief Compliance Officer

Date: August 8, 2018